Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2022
Intangible Assets
Schedule of Intangible Assets
Intangible Assets	September 30, 2022	December 31, 2021

Beginning balance	$-	$-
Acquired intangible assets:
Proprietary Information	321,547	-
Impairment	-
Amortization	(8,039)
Ending balance	$313,508	$-